Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Summary of Non-Controlling Interests

As of each balance sheet date, non-controlling interests’ balances were as follows (in thousands):

	December 31,
Entity	2017	2016
Spero Potentiator	$—	$(5,470)
Spero Europe	—	(21)
Spero Gyrase	355	380
Spero Cantab	—	1,303

	$355	$(3,808)